Goodwill and Identifiable Assets (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, Purchase Accounting Adjustments	$ 0	$ 0	$ 1,805
Goodwill [Roll Forward]
Gross goodwill	514,426	444,084
Accumulated impairment loss	0	0
Goodwill	514,426	444,084
Translation adjustment	(2,366)	811
Gross goodwill	512,060	514,426	444,084
Accumulated impairment loss	0	0	0
Goodwill	512,060	514,426	444,084
Goodwill	512,060	514,426	444,084
CyberCoders [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period		69,018
Apex
Goodwill [Roll Forward]
Gross goodwill	289,712	289,712
Accumulated impairment loss	0	0
Goodwill	289,712	289,712
Translation adjustment	(1,761)	0
Gross goodwill	287,951	289,712
Accumulated impairment loss	0	0
Goodwill	287,951	289,712
Goodwill	287,951	289,712
Oxford
Goodwill [Roll Forward]
Gross goodwill	220,150	150,619
Accumulated impairment loss	0	0
Goodwill	220,150	150,619
Goodwill, Other Changes		513
Translation adjustment	(120)	0
Gross goodwill	220,030	220,150
Accumulated impairment loss	0	0
Goodwill	220,030	220,150
Goodwill	220,030	220,150
Oxford | CyberCoders [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period		69,018
Life Sciences Europe [Member]
Goodwill [Roll Forward]
Gross goodwill	4,564	3,753
Accumulated impairment loss	0	0
Goodwill	4,564	3,753
Translation adjustment	(485)	811
Gross goodwill	4,079	4,564
Accumulated impairment loss		0
Goodwill	4,079	4,564
Goodwill	$ 4,079	$ 4,564